CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital items

	Notes	December 31, 2022	December 31, 2021
Cash and cash equivalents	7	$407.8	$544.9
Short-term investments		—	7.6
		$407.8	$552.5
Capital items:
Long-term debt - Notes[1]	19(b)	$450.0	$450.0
Long-term debt - equipment loans[2]	19(c)	16.2	18.9
Credit facility available for use	19(a)	26.6	498.3
Common shares		2,726.3	2,719.1
		$3,219.1	$3,686.3
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $5.5 million as at December 31, 2022 (December 31, 2021 – $6.3 million) and the embedded derivative.
2.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2022 (December 31, 2021 – $0.2 million).